Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital
CET 1 capital	$ 846,043	$ 772,311
Tier 1 capital	846,043	772,311
Tier 2 capital	121,521	74,010
Total capital	967,564	846,321
Risk Weighted Assets	4,321,354	4,254,178
Leverage Ratio Exposure Measure	$ 11,139,677	$ 11,195,173
Capital Ratios (%)
Common Equity Tier 1, Actual	19.60%	18.20%
Common Equity Tier 1, Regulatory minimum	9.40%	8.80%
Total Tier 1, Actual	19.60%	18.20%
Total Tier 1, Regulatory minimum	10.90%	10.30%
Total Capital, Actual	22.40%	19.90%
Total Capital, Regulatory minimum	15.60%	14.90%
Leverage ratio, Actual	7.60%	6.90%
Leverage ratio, Regulatory minimum	5.00%	5.00%